49806 1/99
PROSPECTUS SUPPLEMENT
dated January 11, 1999 to:
------------------------------------------------------------
-----

PUTNAM GROWTH FUND
PUTNAM U.S. CORE FUND
PUTNAM VALUE FUND
to Prospectus dated May 1, 1998

The fourth paragraph under the heading "How the funds are managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for
the day-to-day management of the indicated fund's portfolio
since the years stated below:
                                                  Business
experience
                         Year           (at least 5 years)
                         -----          -------------------------
PUTNAM GROWTH FUND

Jeffrey R. Lindsey       1998           Employed as an investment
Senior Vice President                   professional by Putnam
                                        Management since April, 1994.
                                        Prior to April, 1994, Mr.
                                        Lindsey was a Vice President
                                        at Strategic Portfolio
                                        Management, Inc.

David J. Santos          1999           Employed as an investment
Senior Vice President                   professional by Putnam
                                        Management since 1986.

Manuel Weiss             1998           Employed as an investment
Senior Vice President                   professional by Putnam
                                        Management since 1987.